Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Contributions towards social development	₨ 482	₨ 230	₨ 230
Catering expenses paid	367	319	301
Purchase of Solar power	121	124	127
Research and development services received	134	122	105
Sale of goods	110	21	22
License fee	62	57
Lease rentals paid	39	39	37
Facility management services paid	39	36	36
Hotel expenses paid	35	18	8
Civil works	33	52	55
Salaries to relatives of Key Management Personnel	16	12	8
Professional consultancy services paid	2	75	30
Lease rentals received	1	₨ 1	1
Research and development services provided			₨ 93
Others	₨ 5